Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Inventory	The following table illustrates inventory as of September 30, 2025, and December 31, 2024:
	September 30, 2025	December 31, 2024
Raw material	1,442,605	751,574
Work in progress	-	148,969
Inventory	$1,442,605	$900,543
The following table illustrates inventory as of December 31, 2024, and 2023:
	2024	2023
Raw material	751,574	—
Work in progress	148,969	—
Inventory	$900,543	$—

Schedule of Disaggregation of Revenue

The Company disaggregates revenue based on the nature of the goods or services, geographical region, and timing of revenue recognition, as presented below:

Revenue Category	Timing of Recognition	Revenue
Store Sales	Point in Time	$250,000
Product Sales	Point in Time	$45,357
SaaS Revenue	Over Time	$-
Maintenance Revenue	Over Time	$-
Total		$295,357
Revenue Category	Timing of Recognition	Revenue
Store Sales	Point in Time	$750,000
Product Sales	Point in Time	$58,972
SaaS Revenue	Over Time	$-
Maintenance Revenue	Over Time	$-
Total		$808,972